UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE ALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2013

CLEARBRIDGE ALL CAP VALUE FUND
Schedule of Investments (unaudited)	June 30, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 11.0%
Diversified Consumer Services - 0.2%
Sotheby’s Holdings Inc.	107,420	$4,072,292

Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.	757,600	25,978,104

Leisure Equipment & Products - 1.5%
Mattel Inc.	608,130	27,554,370

Media - 3.4%
Walt Disney Co.	968,150	61,138,672

Specialty Retail - 3.5%
Home Depot Inc.	825,480	63,949,936

Textiles, Apparel & Luxury Goods - 1.0%
Coach Inc.	327,030	18,670,143

TOTAL CONSUMER DISCRETIONARY		201,363,517

CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 0.9%
Safeway Inc.	736,951	17,436,261

Food Products - 2.5%
Unilever PLC	935,550	37,878,246
Unilever PLC, ADR	182,730	7,391,429

Total Food Products		45,269,675

TOTAL CONSUMER STAPLES		62,705,936

ENERGY - 14.0%
Energy Equipment & Services - 2.2%
Baker Hughes Inc.	217,340	10,025,894
Halliburton Co.	703,700	29,358,364

Total Energy Equipment & Services		39,384,258

Oil, Gas & Consumable Fuels - 11.8%
Apache Corp.	129,440	10,850,955
Chevron Corp.	531,270	62,870,492
Devon Energy Corp.	671,240	34,823,931
Exxon Mobil Corp.	392,100	35,426,235
Hess Corp.	455,330	30,274,892
Newfield Exploration Co.	330,120	7,886,567	*
Occidental Petroleum Corp.	295,780	26,392,449
Peabody Energy Corp.	596,740	8,736,274

Total Oil, Gas & Consumable Fuels		217,261,795

TOTAL ENERGY		256,646,053

FINANCIALS - 28.5%
Capital Markets - 7.7%
BlackRock Inc.	109,800	28,202,130
Franklin Resources Inc.	160,970	21,895,139
Goldman Sachs Group Inc.	254,290	38,461,362
Greenhill & Co. Inc.	86,600	3,961,084
State Street Corp.	741,612	48,360,519

Total Capital Markets		140,880,234

Commercial Banks - 5.7%
First Republic Bank	393,980	15,160,350
KeyCorp	1,883,750	20,796,600
Regions Financial Corp.	3,048,224	29,049,575
U.S. Bancorp	1,110,010	40,126,862

Total Commercial Banks		105,133,387

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND
Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Diversified Financial Services - 4.9%
Citigroup Inc.	741,340	$35,562,080
JPMorgan Chase & Co.	1,031,940	54,476,112

Total Diversified Financial Services		90,038,192

Insurance - 7.2%
Allied World Assurance Co. Holdings AG	539,398	49,360,311
Axis Capital Holdings Ltd.	793,250	36,314,985
Chubb Corp.	540,720	45,771,948

Total Insurance		131,447,244

Real Estate Investment Trusts (REITs) - 1.9%
Pebblebrook Hotel Trust	710,675	18,370,949
Weyerhaeuser Co.	586,942	16,721,977

Total Real Estate Investment Trusts (REITs)		35,092,926

Real Estate Management & Development - 1.1%
Jones Lang LaSalle Inc.	229,140	20,883,820

TOTAL FINANCIALS		523,475,803

HEALTH CARE - 10.9%
Pharmaceuticals - 10.9%
GlaxoSmithKline PLC, ADR	418,750	20,924,937
Johnson & Johnson	572,260	49,134,244
Merck & Co. Inc.	1,276,740	59,304,573
Novartis AG, ADR	797,070	56,360,820
Teva Pharmaceutical Industries Ltd., ADR	351,500	13,778,800

TOTAL HEALTH CARE		199,503,374

INDUSTRIALS - 10.9%
Aerospace & Defense - 5.6%
Boeing Co.	434,640	44,524,522
Honeywell International Inc.	477,460	37,881,676
Raytheon Co.	323,840	21,412,301

Total Aerospace & Defense		103,818,499

Construction & Engineering - 1.8%
EMCOR Group Inc.	155,262	6,311,400
Fluor Corp.	322,950	19,154,164
Jacobs Engineering Group Inc.	135,090	7,447,512	*

Total Construction & Engineering		32,913,076

Machinery - 3.5%
Deere & Co.	166,070	13,493,188
Dover Corp.	317,340	24,644,624
Joy Global Inc.	290,590	14,102,333
Oshkosh Corp.	307,500	11,675,775	*

Total Machinery		63,915,920

TOTAL INDUSTRIALS		200,647,495

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 3.2%
Cisco Systems Inc.	1,320,050	32,090,416
Plantronics Inc.	130,050	5,711,796
Telefonaktiebolaget LM Ericsson, ADR	1,903,080	21,466,742

Total Communications Equipment		59,268,954

Computers & Peripherals - 1.3%
Apple Inc.	61,950	24,537,156

Internet Software & Services - 1.0%
eBay Inc.	352,270	18,219,404	*

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND
Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY			SHARES	VALUE
Semiconductors & Semiconductor Equipment - 5.0%
Applied Materials Inc.			861,010	$12,837,659
KLA-Tencor Corp.			354,320	19,746,254
Samsung Electronics Co., Ltd., GDR			27,300	15,915,900
Teradyne Inc.			541,400	9,512,398	*
Texas Instruments Inc.			519,260	18,106,596
Veeco Instruments Inc.			414,080	14,666,714	*

Total Semiconductors & Semiconductor Equipment				90,785,521

Software - 0.9%
Symantec Corp.			741,860	16,669,594

TOTAL INFORMATION TECHNOLOGY				209,480,629

MATERIALS - 4.1%
Chemicals - 1.6%
E.I. du Pont de Nemours & Co.			386,910	20,312,775
Mosaic Co.			175,570	9,447,422

Total Chemicals				29,760,197

Metals & Mining - 2.5%
BHP Billiton Ltd., ADR			328,360	18,933,237
Nucor Corp.			590,800	25,593,456

Total Metals & Mining				44,526,693

TOTAL MATERIALS				74,286,890

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.4%
AT&T Inc.			708,010	25,063,554

Wireless Telecommunication Services - 2.5%
Vodafone Group PLC, ADR			1,597,422	45,909,908

TOTAL TELECOMMUNICATION SERVICES				70,973,462

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,237,151,218)				1,799,083,159

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
Interest in $1,050,000,000 joint tri-party repurchase agreement dated 6/28/13 with RBS Securities Inc.; Proceeds at maturity -$28,267,241; (Fully collateralized by various U.S. government obligations, 0.250% to 2.125% due 11/30/14 to 3/31/18; Market value - $28,832,399) (Cost - $28,267,005)	0.100%	7/1/13	$28,267,005	28,267,005

TOTAL INVESTMENTS - 99.6% (Cost - $1,265,418,223#)				1,827,350,164
Other Assets in Excess of Liabilities - 0.4%				7,608,127

TOTAL NET ASSETS - 100.0%				$1,834,958,291

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (formerly Legg Mason ClearBridge Fundamental All Cap Value Fund ) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$1,799,083,159	—	—	$1,799,083,159
Short-term investments†	—	$28,267,005	—	28,267,005

Total investments	$1,799,083,159	$28,267,005	—	$1,827,350,164

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At June 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$586,512,746
Gross unrealized depreciation	(24,580,805)

Net unrealized appreciation	$561,931,941

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 23, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 23, 2013